Financial Derivatives - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2013	Mar. 28, 2013
Derivative [Line Items]
Derivative Amortizes Amount	$ 2,800	$ 2,800
Derivative, Notional Amount		$ 185,600		$ 213,800
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments			$ 7,000
Interest Rate Swap Settlement By Cash	2,300
Amortization Of Interest Rate Swap To Interest Expense	$ 2,300
Interest Rate Swap Fixed Rate Of 1.38%
Derivative [Line Items]
Interest rate swap, interest rate	1.38%	1.38%
Derivative, Maturity Date	Mar. 31, 2017	Mar. 31, 2017
Derivative Amortization Frequency	quarter	quarter